Financial instruments and risk management - Summary of capital and liquidity risk management (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto	$ 47,054	$ 40,532	$ 43,686
Equity attributable to non-controlling interests	4,849	4,710
Net debt	664	3,651	$ (255)
Capital And Liquidity Risk Management
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto	47,054	40,532
Equity attributable to non-controlling interests	4,849	4,710
Net debt	664	3,651
Total capital	$ 52,567	$ 48,893